Nature of Business and Significant Accounting Policies (FY) (Tables)	4 Months Ended
Dec. 31, 2018
Nature of Business and Summary of Significant Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Following shares were not included in the calculation of diluted loss per share because the effect would be anti-dilutive.

	December 31, 2018	August 31, 2018	August 31, 2017

Conversion of notes payable	-	82,974	44,245
Conversion of Series B Convertible Preferred Stock	-	1,046,423	-
Conversion of Series E Convertible Preferred Stock	3,681,273	-	-
Options	38,462
Warrants to purchase common stock	700,000	463,631	-
	4,419,735	1,593,028	44,245